Schedule of Maturities of Debt (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
2026		$ 8,312,768
2026	$ 9,478,114
Total	$ 9,478,114	$ 8,312,768